Organization and Basis of Presentation (Details) - Schedule of condensed consolidated balance sheets - USD ($) $ in Thousands		Jun. 30, 2021	Mar. 31, 2021
As Initially Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		$ 101,838	$ 92,229
Contract liabilities		1,944	2,439
Accrued expenses and other current liabilities	[1]	2,663	997
Total current liabilities		6,466	4,019
Accumulated deficit		(90,107)	(33,344)
Total shareholders’ deficit		(87,986)	(31,591)
Total liabilities, convertible preferred stock, and shareholders’ deficit		101,838	92,229
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets
Contract liabilities		(275)	75
Accrued expenses and other current liabilities	[1]	(271)	(191)
Total current liabilities		(546)	(116)
Accumulated deficit		546	116
Total shareholders’ deficit		546	116
Total liabilities, convertible preferred stock, and shareholders’ deficit
As Revised [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		101,838	92,229
Contract liabilities		1,669	2,514
Accrued expenses and other current liabilities	[1]	2,392	806
Total current liabilities		5,920	3,903
Accumulated deficit		(89,561)	(33,228)
Total shareholders’ deficit		(87,440)	(31,475)
Total liabilities, convertible preferred stock, and shareholders’ deficit		$ 101,838	$ 92,229

[1]	At June 30, 2021, accrued expenses and other payables and current operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.